Accrued expenses	12 Months Ended
Dec. 31, 2011
Accrued expenses
Accrued expenses
18.	Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Professional service fees	18,956	32,537
Interest	2,680	65,168
Utilities	7,337	9,445
Customs clearing charges	19,721	33,812
Others	13,182	11,715
Total accrued expenses	61,876	152,677